Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board, its Chief Executive Officer, Chief Financial Officer, Chief Commercial Officer, Chief Business Officer and Chief Scientific Officer. The remuneration of directors and key management personnel during the year ended December 31, 2024, 2023 and 2022 was as follows:

	Years ended December 31,
	2024	2023	2020
Salaries and benefits	$1,113,370	$1,647,186	$1,291,058

As of December 31, 2024 and 2023, the Company recorded, accounts payable – related party of $7,699 and $32,702, and accrued management salaries of $548,115 and $267,234, respectively.

Remuneration paid to related parties other than key personnel during the year ended December 31, 2024, 2023 and 2022 was as follows:

	Years ended December 31,
	2024	2023	2020
Salaries and benefits	$24,776	$29,468	$-

During the years ended December 31, 2024, 2023, and 2022, we recorded expenses of $286,177, $57,039 and $97,924, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS (and its successor, Uni Targeting Research AS, collectively “ColoAlert AS”), the company from which we exclusively licensed the ColoAlert product. A non-executive director of the Company is also an owner of ColoAlert AS. During the year ended December 31, 2024, 2023 and 2022, we paid ColoAlert AS $312,142, $885,335 and $97,924, respectively. As of December 31, 2024 and 2023, we had liabilities recorded for unpaid costs to ColoAlert AS of $0 and $0, respectively, recorded as Accounts payable – related party.

On February 15, 2023, we entered into an Intellectual Property Asset Purchase Agreement (“IPA”), which supersedes the Licensing and Options Agreements with ColoAlert AS. Pursuant to the IPA, we acquired the intellectual property underlying the ColoAlert test. Pursuant to the IPA, we were able to reduce the price paid for the intellectual property to (i) $2 million cash, to be paid out over the next four years, (ii) 300,000 ordinary restricted shares and (iii) a revenue share limited to $1 per test sold for a period of 10 years. The Company recognized an intangible asset from this purchase and assigned a 10-year useful life. The intangible assets were valued: (a) for the portion to be settled in stock of the Company at the value on the day of closing, or $274 per share, and (b) for the cash portion, at the present value of the future payments using a 10% discount. During the year ended December 31, 2024 and 2023, the Company paid $150,000 and $700,000 to the seller, respectively. The Company recorded amortization of $345,751 and $377,183 and interest expense of $94,132 and $100,813, respectively, for the year ended December 31, 2024 and 2023. As of December 31, 2024, the liability for remaining required payments of $1,066,671 is recorded on the Consolidated Statement of Financial Position.

Related party transactions

As of December 31, 2024 and 2023, the Company recorded accounts receivable – related party of $17,238 and $0, accounts payable – related party of $10,399 and $32,702, and revenue from related party of $61,569, $0, and $0 for the years ended December 31, 2024, 2023 and 2022, respectively.

Convertible note

As of December 31, 2023, the Company disclosed the 2019 and 2020 Convertible loans as convertible debt – related party. As of December 31, 2024, the loan holder was no longer related party of the Company, therefore, the debt of $31,213 (EUR 30,000) was reclassified to Convertible debt.

Silent partnerships

As at December 31, 2024, EUR 200,000 (approximately $208,080) with a carrying value of $263,353 of the 8.5% SPAs were owing to major shareholders of the Company. EUR 200,000 of the loan is due on December 31, 2025.

As at December 31, 2023, EUR 200,000 (approximately $220,784) with a carrying value of $271,354 of the 8.5% SPAs were owing to major shareholders of the Company. EUR 200,000 of the loan is due on December 31, 2025.

During the year ended December 31, 2023, the repayment of EUR150,000 (approximately $161,010) of the 8.5% SPAs was a related party transaction, who is a major shareholder.

During the years ended December 31, 2024, 2023 and 2022, the Company incurred interest expense of $19,455, $26,469 and $32,457 on balances owing to related parties, respectively.

During the years ended December 31, 2024, 2023 and 2022, the Company incurred accretion expense of $7,877, $10,712 and $14,847 on balances owing to related parties, respectively.

Restructuring

During July 2024 and October 2024, the Company restructured its operations to focus on its ColoAlert business in Europe, the development of its next generation product, and planning for the Early Detect 2 clinical study in the U.S. in 2025. In line with that focus, the Company implemented cost reduction efforts which included the reduction of its operating costs, including the reduction of personnel by 65%, reduction of external consulting costs, and the sale of its European Oncology Lab (“EOL”) business in St. Ingbert, Germany to a related party. The sale of the EOL business included a payment to the Company of €31,511 ($32,785). Additionally, the Company amended the employment contracts of its CEO and CFO, reducing the salaries of those officers to 60% and 50% of their original salaries, respectively, effective November 1, 2024. For the year ended December 31, 2024, the Company recorded severance expenses and impairment loss from this transaction of $277,160 as restructuring expense and gain on sale of EOL of $28,328.

RP Sales

After the Sale of EOL to a related party effective September 1, 2024, EOL became a regular customer of the Company, generating $61,569 in revenue – related party in 2024, with an AR balance at December 31, 2024 of $17,238.